Consolidated Statements Of Comprehensive (Loss) Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net (loss) earnings	$ (4,149)	$ 658
Items that may be reclassified subsequently to net (loss) earnings:
Unrealized gains (losses), Equity securities		(17)
Unrealized gains (losses), Derivatives designated as cash flow hedges	7	19
Reclassification of realized gains (losses), Equity securities		(15)
Reclassification of realized gains (losses), Derivatives designated as cash flow hedges recognized in net (loss) earnings	(4)	(3)
Reclassification of realized gains (losses), Derivatives designated as cash flow hedges recorded as property, plant and equipment	(2)	(1)
Items that may be reclassified subsequently to net (loss) earnings	1	(17)
Items that will not be reclassified subsequently to net (loss) earnings:
Remeasurement of defined benefit pension plans	2	(1)
Decrease in equity securities	(108)
Items that will not be reclassified subsequently to net (loss) earnings	(106)	(1)
Total other comprehensive loss, net of tax	(105)	(18)
Total comprehensive (loss) income	$ (4,254)	$ 640